SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment

The following table summarizes the Group's revenue by segment:

Year ended December 31, 2011	Polysilicon	Wafer	Elimination	Total
Revenue - External	$218,915,487	$13,254,092	$-	$232,169,579
Revenue - Intersegment	1,696,573	-	(1,696,573)	-
Total revenue	220,612,060	13,254,092	(1,696,573)	232,169,579
Total Cost	125,962,033	20,680,565	(1,696,573)	144,946,025
Gross profit (loss)	$94,650,027	$(7,426,473)	$-	$87,223,554

Year ended December 31, 2012	Polysilicon	Wafer	Elimination		Total
Revenue - External	$73,450,807	$13,407,594	$		$86,858,401
Revenue - Intersegment	6,067,339	-		(6,067,339)	-
Total revenue	79,518,146	13,407,594		(6,067,339)	86,858,401
Total Cost	110,243,043	20,114,680		(6,067,339)	124,290,384
Gross profit (loss)	$(30,724,897)	$(6,707,086)		$-	$(37,431,983)

Year ended December 31, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$76,721,105	$32,278,700	$-	$108,999,805
Revenue - Intersegment	13,195,838	-	(13,195,838)	-
Total revenue	89,916,943	32,278,700	(13,195,838)	108,999,805
Total Cost	98,684,325	49,614,921	(13,195,838)	135,103,408
Gross profit (loss)	$(8,767,382)	$(17,336,221)	$-	$(26,103,603)

Schedule of Revenues of Major Customers

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2011		2012		2013
Customer A		$28,219,079		$21,749,284	$	*
Customer B		$27,214,590	$	*	$	*
Customer D		$33,140,475	$	*	$	*
Customer G		$28,570,338	$	*	$	*
Customer I	$	*	$	*		$19,644,488
Customer L	$	*	$	*		$13,471,873

*	Represents less than 10%